Schedule of Investments (unaudited) May 31, 2021	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.1%

Utilities — 0.1%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$525	$639,466

New York — 129.7%

Corporate — 2.8%
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	8,445	12,156,915
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	970	990,011

		13,146,926

County/City/Special District/School District — 29.9%
City of New York GOL, 4.00%, 03/01/40	1,200	1,442,712
City of New York, GO
Series A-1, 5.00%, 08/01/21(b)	2,350	2,368,847
Series F-1, 5.00%, 03/01/50	2,270	2,905,918
Sub-Series D-1, 5.00%, 10/01/21(b)	1,405	1,427,719
Sub-Series D-1, 5.00%, 08/01/31	945	1,038,234
Sub-Series D-1, 5.00%, 10/01/33	2,770	2,813,323
Sub-Series F-1, 5.00%, 04/01/43	4,550	5,590,085
City of New York, Refunding GO
Series E, 5.00%, 02/01/23(b)	2,000	2,161,420
Series E, 5.50%, 08/01/25	2,710	3,014,198
Series E, 5.00%, 08/01/32	2,000	2,195,840
Series I, 5.00%, 08/01/22(b)	490	517,729
City of Yonkers New York, GO
Series B, (AGM SAW), 4.00%, 02/15/36	170	206,598
Series B, (AGM SAW), 4.00%, 02/15/37	275	333,308
Series B, (AGM SAW), 4.00%, 02/15/38	295	356,717
Series B, (AGM SAW), 3.00%, 02/15/39	275	302,118
County of Nassau New York, GO
Series A, 5.00%, 01/15/31	1,400	1,712,606
Series B, (AGM), 5.00%, 07/01/45	1,815	2,225,081
County of Nassau New York, Refunding GO
Series A, (AGM), 4.00%, 04/01/50	3,720	4,356,938
Series C, 5.00%, 10/01/31	1,980	2,431,816
Erie County Industrial Development Agency, RB, Series A, (SAW), 5.25%, 05/01/31	1,000	1,001,710
Erie County Industrial Development Agency, Refunding RB, Series A, (SAW), 5.00%, 05/01/28	1,685	2,010,879
Metropolitan Transportation Authority, Refunding RB
Sub-Series B-1, 5.00%, 11/15/31	4,000	4,442,520
Sub-Series B-2, 4.00%, 11/15/34	2,500	2,920,275
New York City Industrial Development Agency, RB, (AGC), 0.00%, 03/01/39(c)	1,380	881,792
New York City Industrial Development Agency, Refunding RB
3.00%, 03/01/49	1,830	1,895,386
Series A, AMT, 5.00%, 07/01/28	820	857,859
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 11/01/38	950	1,051,508
Series A-2, 5.00%, 08/01/38	3,440	4,259,958
Sub-Series A-1, 5.00%, 08/01/40	860	1,071,431
Sub-Series A-3, 4.00%, 08/01/43	2,790	3,196,419
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,371,215
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,907,097
Sub-Series B-1, 5.00%, 11/01/38	1,455	1,723,418

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Sub-Series E-1, 5.00%, 02/01/39	$2,730	$3,330,354
Sub-Series E-1, 5.00%, 02/01/43	2,510	3,046,487
Sub-Series F-1, 5.00%, 05/01/42	8,825	10,695,194
New York Convention Center Development Corp., RB, CAB(c)
Series B, Sub Lien, 0.00%, 11/15/32	565	427,762
Series B, Sub Lien, 0.00%, 11/15/42	2,185	1,153,156
Series B, Sub Lien, 0.00%, 11/15/47	5,600	2,463,272
Series B, Sub Lien, 0.00%, 11/15/48	2,665	1,148,562
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	2,485	961,099
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	3,765	1,413,758
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	6,150	7,041,442
5.00%, 11/15/45	12,215	13,905,678
New York Liberty Development Corp., Refunding RB
5.00%, 11/15/31	1,710	1,744,439
5.00%, 11/15/44	4,000	4,074,080
5.75%, 11/15/51	1,755	1,792,996
Class 1, 4.00%, 09/15/35	885	910,948
Class 2, 5.00%, 09/15/43	3,430	3,549,570
Series 1, Class 1, 5.00%, 11/15/44(d)	5,075	5,608,890
New York State Dormitory Authority, RB(b)
Series A, 5.00%, 07/01/21	1,500	1,505,910
Series A, 5.00%, 02/15/23	4,995	5,407,537
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 07/01/22(b)	1,490	1,568,314
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(b)	2,840	3,136,666

		141,878,788

Education — 13.7%
Albany Capital Resource Corp., Refunding RB
Series A, 5.00%, 12/01/30	250	274,250
Series A, 5.00%, 12/01/32	100	109,331
Series A, 4.00%, 12/01/34	110	113,538
Build NYC Resource Corp., Refunding RB
4.00%, 08/01/42	525	591,150
5.00%, 08/01/47	505	603,894
Series A, 5.00%, 06/01/43	450	504,635
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	750	848,925
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	570	708,060
5.00%, 07/01/48	855	1,057,105
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	985	1,204,438
4.00%, 07/01/46	1,865	2,117,763
Hempstead Town Local Development Corp., Refunding RB, 5.00%, 07/01/47	1,030	1,246,640
Madison County Capital Resource Corp., RB
Series B, 5.00%, 07/01/40	685	796,737
Series B, 5.00%, 07/01/43	2,480	2,884,686
Monroe County Industrial Development Corp., Refunding RB
Series A, 5.00%, 07/01/23(b)	1,240	1,364,744
Series A, 4.00%, 07/01/39	350	389,092

1

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New York State Dormitory Authority, RB 1st Series, (AMBAC), 5.50%, 07/01/40	$3,500	$5,304,390
Series A, 5.00%, 07/01/21(b)	175	175,681
Series A, 5.50%, 07/01/21(b)	1,375	1,380,899
Series B, 5.00%, 07/01/22(b)	3,000	3,157,680
New York State Dormitory Authority, Refunding RB 5.00%, 07/01/44	1,900	2,156,006
Series A, 5.00%, 07/01/22(b)	7,180	7,557,381
Series A, 5.25%, 07/01/23(b)	11,190	12,373,790
Series A, 5.00%, 07/01/35	1,030	1,201,310
Series A, 4.00%, 07/01/37	510	572,041
Series A, 5.00%, 07/01/37	2,005	2,337,549
Series A, 5.00%, 07/01/43	1,520	1,757,181
Series A, 5.00%, 07/01/46	1,540	1,845,859
Onondaga County Trust for Cultural Resources, RB, 5.00%, 12/01/21(b)	2,235	2,289,310
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37	715	744,379
Series A, 5.00%, 07/01/42	445	462,586
St Lawrence County Industrial Development Agency, RB, 6.00%, 09/01/34	300	303,705
St. Lawrence County Industrial Development Agency, RB, 5.38%, 09/01/41	125	126,299
Troy Capital Resource Corp. Refunding RB(e) 4.00%, 09/01/30	190	233,088
4.00%, 09/01/31	105	128,260
4.00%, 09/01/32	160	193,838
4.00%, 09/01/33	45	54,227
4.00%, 09/01/34	75	90,207
4.00%, 09/01/35	90	108,041
4.00%, 09/01/36	125	149,579
Troy Capital Resource Corp., Refunding RB, 4.00%, 09/01/40	1,320	1,553,165
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	1,775	2,011,093
Series A, 5.00%, 07/01/41	750	847,020
Yonkers Economic Development Corp., Refunding RB
Series A, 5.00%, 10/15/40	320	375,229
Series A, 5.00%, 10/15/50	540	616,707

		64,921,488

Health — 5.2%
Dutchess County Local Development Corp., RB, Series B, 4.00%, 07/01/41	4,595	5,062,679
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	240	252,977
Monroe County Industrial Development Corp., RB 4.00%, 12/01/41	545	606,863
5.00%, 12/01/46	800	940,352
Monroe County Industrial Development Corp., Refunding RB 3.00%, 12/01/40	1,010	1,079,165
4.00%, 12/01/46	2,415	2,773,555
Series A, 5.00%, 12/01/37	1,180	1,254,918
New York State Dormitory Authority, RB
Series C, 4.25%, 05/01/39	1,000	1,033,070
Series D, 4.25%, 05/01/39	685	707,653
New York State Dormitory Authority, Refunding RB 4.00%, 07/01/45	675	765,841
1st Series, 5.00%, 07/01/42	2,200	2,685,452

Security	Par (000)	Value

Health (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series A, 5.00%, 05/01/32	$2,645	$3,068,967
Oneida County Local Development Corp., Refunding
RB, (AGM), 3.00%, 12/01/44.	2,490	2,647,119
Suffolk County Economic Development Corp., RB,
Series C, 5.00%, 07/01/32	460	520,738
Westchester County Healthcare Corp., Refunding RB,
Series A, Senior Lien, 5.00%, 11/01/21(b)	1,340	1,367,122

		24,766,471

Housing — 9.8%
New York City Housing Development Corp., RB, M/F Housing
4.00%, 11/01/43.	640	695,187
Series A, 2.70%, 08/01/45	225	228,071
Series A, 2.90%, 11/01/50	2,725	2,788,547
Series B-1, 5.25%, 07/01/32	6,505	7,082,644
Series B-1, 5.00%, 07/01/33	1,375	1,489,799
Series D-1-B, 4.20%, 11/01/40	450	477,626
Series G-1, 3.90%, 05/01/45	450	467,235
Series H, 2.55%, 11/01/45	1,055	1,064,379
Series H, 2.60%, 11/01/50	1,810	1,818,290
Series I-1, (FHA), 2.55%, 11/01/45	3,180	3,230,975
Series I-1-A, 3.95%, 11/01/36	450	488,808
Series I-1-A, 4.05%, 11/01/41	450	489,083
Series J, 3.05%, 11/01/49	595	611,987
New York City Housing Development Corp., Refunding
RB, Series F-1-A, 3.30%, 11/01/46	460	475,580
New York City Housing Development Corp., Refunding RB, M/F Housing
Series B-1-A, 3.65%, 11/01/49	1,040	1,102,296
Series B-1-A, 3.75%, 11/01/54	1,435	1,520,296
New York State Housing Finance Agency, RB, M/F Housing
Series B, (FHLMC, FNMA, GNMA, SONYMA), 4.00%, 11/01/42	845	916,504
Series C, (FHLMC, FNMA, GNMA, SONYMA), 3.38%, 11/01/49	170	177,341
Series D, (SONYMA), 3.80%, 11/01/49	1,700	1,840,726
Series E, (SONYMA), 3.80%, 11/01/49	945	1,023,227
Series H, 4.15%, 11/01/43	1,375	1,529,591
Series H, 4.20%, 11/01/48	905	1,001,491
Series M-1, (SONYMA), 2.65%, 11/01/54	1,635	1,652,691
Series P, 3.15%, 11/01/54	1,100	1,141,778
Series A, AMT, 4.65%, 11/15/38	1,000	1,002,850
State of New York Mortgage Agency, RB, S/F Housing,
Series 225, 2.45%, 10/01/45	400	399,160
State of New York Mortgage Agency, Refunding RB
Series 218, AMT, 3.60%, 04/01/33	905	980,631
Series 218, AMT, 3.85%, 04/01/38	250	267,060
State of New York Mortgage Agency, Refunding RB, S/F Housing
Series 190, 3.80%, 10/01/40	1,395	1,444,690
Series 231, 2.50%, 10/01/46	3,000	3,017,700
AMT, 2.00%, 04/01/30	855	852,426
Series 194, AMT, 3.80%, 04/01/28	3,140	3,378,609
Yonkers Industrial Development Corp., RB, AMT,
(SONYMA), 5.25%, 04/01/37	2,000	2,006,200

		46,663,478

S C H E D U L E OF I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State — 10.6%
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	$5,045	$5,921,165
New York State Dormitory Authority, RB
Series 2015B-C, 5.00%, 03/15/37	1,500	1,773,510
Series A, 5.00%, 03/15/41	7,125	8,718,007
Series A, 5.00%, 02/15/42	7,500	8,956,350
Series B, 5.00%, 03/15/37	3,000	3,109,800
Series B, 5.00%, 03/15/38	1,000	1,225,610
Series B, 5.00%, 03/15/39	1,465	1,795,621
Series B, 5.00%, 03/15/42	4,600	4,763,208
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/46	5,100	6,005,301
Series C, 5.00%, 03/15/38	100	125,482
Series E, 5.00%, 03/15/41	2,800	3,525,144
New York State Urban Development Corp., RB,
Series C, 5.00%, 03/15/32	2,000	2,165,580
Sales Tax Asset Receivable Corp., Refunding RB,
Series A, 4.00%, 10/15/32	2,070	2,306,767

		50,391,545

Tobacco — 2.6%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB 4.75%, 06/01/39	1,875	1,949,644
5.00%, 06/01/48	680	703,943
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	2,010	2,162,861
Series A-2-B, 5.00%, 06/01/51	765	810,540
Series B, 5.00%, 06/01/41	575	666,345
Niagara Tobacco Asset Securitization Corp., Refunding RB
5.25%, 05/15/34	1,495	1,690,008
5.25%, 05/15/40	1,500	1,646,595
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/35	260	313,297
Westchester Tobacco Asset Securitization Corp.,
Refunding RB, Sub-Series C, 4.00%, 06/01/42	2,135	2,330,352

		12,273,585

Transportation — 38.6%
Buffalo & Fort Erie Public Bridge Authority, RB 5.00%, 01/01/42	1,565	1,843,226
5.00%, 01/01/47	750	881,033
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/39	2,285	2,736,059
Series A, 5.00%, 02/15/42	5,975	7,125,307
Series A, 4.00%, 02/15/44	2,360	2,647,165
Metropolitan Transportation Authority, RB
Series A, 5.00%, 11/15/21(b)	1,000	1,022,140
Series A, 5.00%, 05/15/23(b)	3,000	3,283,800
Series A, 5.00%, 11/15/42	3,500	4,245,115
Series A-1, 5.25%, 11/15/23(b)	3,240	3,641,338
Series B, 5.25%, 11/15/44	1,000	1,123,710
Series D, 5.25%, 11/15/21(b)	2,000	2,046,525
Series E, 5.00%, 11/15/38	8,750	9,601,900
Sub-Series B-3, 5.00%, 11/15/23(b)	1,000	1,117,760
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/41	1,000	1,062,260
Series A, (AGM), 4.00%, 11/15/46	855	974,161
Series A1, 5.00%, 11/15/37	1,500	1,800,045

Security	Par (000)	Value

Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series C-1, 4.75%, 11/15/45	$1,505	$1,826,393
Series C-1, 5.00%, 11/15/56	1,920	2,238,643
Series D, 5.00%, 11/15/30	885	943,870
Sub-Series B-1, 5.00%, 11/15/51	2,360	2,810,052
Sub-Series C-1, 5.00%, 11/15/34	1,845	2,188,982
MTA Hudson Rail Yards Trust Obligations, Refunding
RB, Series A, 5.00%, 11/15/56	5,410	5,876,342
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	11,500	11,800,150
New York State Thruway Authority, RB
Series A, Junior Lien, 5.00%, 01/01/41	1,770	2,069,679
Series A, Junior Lien, 5.25%, 01/01/56	1,080	1,265,749
New York State Thruway Authority, Refunding RB
Series I, 5.00%, 01/01/22(b)	8,040	8,267,933
Series J, 5.00%, 01/01/41	5,000	5,547,850
Series K, 5.00%, 01/01/29	1,750	2,022,843
Series K, 5.00%, 01/01/31	1,000	1,154,410
Series L, 5.00%, 01/01/35	810	1,003,784
Series B, Subordinate, 4.00%, 01/01/53	815	939,703
New York Transportation Development Corp., ARB
Series A, AMT, (AGM-CR), 4.00%, 07/01/41	1,250	1,347,050
Series A, AMT, 5.00%, 07/01/41	1,805	2,033,152
Series A, AMT, 5.00%, 07/01/46	1,885	2,109,994
Series A, AMT, 5.25%, 01/01/50	11,605	13,061,776
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	525	663,863
AMT, 5.00%, 10/01/40	1,485	1,851,973
AMT, 4.00%, 04/30/53	1,535	1,747,674
New York Transportation Development Corp., Refunding RB 5.00%, 12/01/32	1,550	2,058,602
5.00%, 12/01/33	1,350	1,783,755
5.00%, 12/01/36	2,125	2,768,344
Series A, Class A, AMT, 4.00%, 12/01/41	225	261,765
Series A, Class A, AMT, 4.00%, 12/01/42	225	261,047
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/34	100	122,707
AMT, 5.00%, 04/01/35	90	109,913
AMT, 5.00%, 04/01/36	95	115,483
AMT, 5.00%, 04/01/37	110	133,355
AMT, 5.00%, 04/01/38	55	66,493
AMT, 5.00%, 04/01/39	80	96,179
Port Authority of New York & New Jersey, ARB,
Consolidated, 220th Series, AMT, 4.00%, 11/01/59	4,905	5,532,399
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 183th Series, 4.00%, 06/15/44	1,500	1,630,980
Series 179, 5.00%, 12/01/38	1,390	1,546,458
Series 211th, 4.00%, 09/01/43	5,000	5,844,500
AMT, 4.00%, 07/15/40	2,825	3,373,785
178th Series, AMT, 5.00%, 12/01/43	750	827,828
195th Series, AMT, 5.00%, 04/01/36	1,400	1,712,144
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	285	300,122
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	2,375	2,876,838
Series 178th, AMT, 5.00%, 12/01/33	1,000	1,109,160
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	950	1,113,780

3

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, RB (continued)
Series B, 5.00%, 11/15/40	$940	$1,118,609
Series B, 5.00%, 11/15/45	820	971,979
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/36	1,000	1,067,480
Series A, 5.00%, 11/15/41	5,000	5,976,150
Series A, 5.25%, 11/15/45	1,280	1,505,229
Series A, 5.00%, 11/15/50	3,000	3,486,090
Series B, 5.00%, 11/15/38	8,225	10,160,260
Series C, 5.00%, 11/15/37	870	1,113,252
Triborough Bridge & Tunnel Authority, Refunding RB,
CAB, Series B, 0.00%, 11/15/32(c)	7,670	6,403,069

		183,371,164

Utilities — 16.5%
Long Island Power Authority, RB 5.00%, 09/01/35	1,000	1,269,300
5.00%, 09/01/36	825	1,020,764
5.00%, 09/01/37	3,175	4,013,867
5.00%, 09/01/42	280	344,428
5.00%, 09/01/47	905	1,106,145
Long Island Power Authority, Refunding RB
Series B, 5.00%, 09/01/41	475	571,895
Series B, 5.00%, 09/01/46	660	787,466
New York City Water & Sewer System, RB
Series DD, 5.25%, 06/15/47	3,850	4,740,236
Series DD-1, 4.00%, 06/15/49	1,135	1,302,049
Series DD-1, 3.00%, 06/15/50	795	851,000
Series CC-1, Subordinate, 3.00%, 06/15/51	2,270	2,465,651
Series CC-1, Subordinate, 4.00%, 06/15/51	4,545	5,419,776
New York City Water & Sewer System, Refunding RB
Series EE, 5.00%, 06/15/40.	4,290	5,331,998
Series FF, 5.00%, 06/15/40	2,000	2,486,180
Series HH, 5.00%, 06/15/39	2,250	2,625,300
Sub-Series AA-1, 3.00%, 06/15/50	1,370	1,488,875
Sub-Series GG, 5.00%, 06/15/21(b)	1,000	1,001,750
New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/21(b)	2,580	2,637,121
New York State Environmental Facilities Corp., RB
Series B, 5.00%, 09/15/40	3,170	3,687,059
Series B, Subordinate, 5.00%, 06/15/48	1,120	1,405,320
New York State Environmental Facilities Corp., Refunding RB
Series A, 5.00%, 06/15/40	1,545	1,812,131
Series A, 5.00%, 06/15/45	7,935	9,275,301
Series B, 5.00%, 06/15/36	3,200	3,211,968
Series A, Subordinate, 4.00%, 06/15/46	1,000	1,124,340
Utility Debt Securitization Authority, Refunding RB,
Series TE, Restructured, 5.00%, 12/15/41	15,490	17,234,484
Western Nassau County Water Authority, RB, Series A, 5.00%, 04/01/25(b)	1,065	1,224,686
		78,439,090

Total Municipal Bonds in New York		615,852,535

Puerto Rico — 4.7%

State — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	783	877,759
Series A-1, Restructured, 5.00%, 07/01/58	5,368	6,106,798
Series A-2, Restructured, 4.33%, 07/01/40	10,319	11,446,351

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.78%, 07/01/58	$390 $	438,196
Series B-1, Restructured, 4.75%, 07/01/53	620	693,594
Series B-2, Restructured, 4.78%, 07/01/58	601	674,935
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	6,358	2,062,026

Total Municipal Bonds in Puerto Rico		22,299,659

Total Municipal Bonds — 134.5% (Cost: $581,033,895)		638,791,660

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

New York — 24.7%

County/City/Special District/School District — 1.4%
City of New York, GO, Sub-Series I-1, 5.00%, 03/01/36	2,500	2,799,975
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47(g)	2,246	2,256,276
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,682,191

		6,738,442

Education(b) — 1.4%
New York State Dormitory Authority, RB, Series A, 5.00%, 07/01/21	4,448	4,465,615
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23	1,981	2,188,674

		6,654,289

Health — 1.2%
County of Monroe New York Industrial Development
Corp., 4.00%, 07/01/50	4,888	5,739,810

Housing — 3.8%
New York City Housing Development Corp., RB, M/F Housing, Series C-1A, 4.00%, 11/01/53	2,267	2,405,412
New York City Housing Development Corp., Refunding
RB, Series A, 4.25%, 11/01/43	3,630	4,027,195
New York City Housing Development Corp., Refunding
RB, M/F Housing, Series B-1-A, 3.85%, 05/01/58	2,175	2,317,528
New York State Housing Finance Agency, RB, M/F Housing, Series I, 4.05%, 11/01/48	4,543	4,976,013
New York State Housing Finance Agency, Refunding RB, Series C, 3.85%, 11/01/39	2,002	2,217,873
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 192, 3.80%, 10/01/31	2,015	2,157,565

		18,101,586

State — 4.9%
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/32	2,000	2,530,380
New York State Dormitory Authority, Refunding RB,
Series A, 5.00%, 03/15/40(g)	2,950	3,693,475
New York State Urban Development Corp., Refunding
RB, Series A, 5.00%, 03/15/45	1,471	1,721,930

S C H E D U L E OF I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Sales Tax Asset Receivable Corp., Refunding RB
Series A, 5.00%, 10/15/31	$7,380	$8,475,709
Series A, 4.00%, 10/15/32	6,000	6,686,280

		23,107,774

Transportation — 7.4%
New York Liberty Development Corp., Refunding RB,
Class 1, 5.00%, 09/15/40	2,610	2,704,325
New York State Thruway Authority, Refunding RB,
Subordinate, Series B, 4.00%, 01/01/45(g)	4,949	5,744,704
Port Authority of New York & New Jersey, ARB, AMT,
Series 221, 4.00%, 07/15/60	2,325	2,654,011
Port Authority of New York & New Jersey, Refunding ARB 194th Series, 5.25%, 10/15/55	3,405	4,039,828
Series 169th, AMT, 5.00%, 10/15/25	8,005	8,144,039
Triborough Bridge & Tunnel Authority, Refunding RB,
Series A, 5.00%, 11/15/46	10,000	11,951,100

		35,238,007

Utilities — 4.6%
New York City Water & Sewer System, Refunding RB 5.00%, 06/15/38(g)	1,151	1,413,041
Series HH, 5.00%, 06/15/32	7,151	7,163,996
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	5,446	6,318,990
Utility Debt Securitization Authority, Refunding RB
Series A, Restructured, 5.00%, 12/15/35	3,000	3,638,340
Series B, 4.00%, 12/15/35	2,600	2,996,266

		21,530,633

Total Municipal Bonds in New York		117,110,541

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.7% (Cost: $109,791,700)		117,110,541

Total Long-Term Investments — 159.2% (Cost: $690,825,595)		755,902,201

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.9%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.01%(h)(i)	18,553,940	$18,553,940

Total Short-Term Securities — 3.9% (Cost: $18,553,940)		18,553,940

Total Investments — 163.1% (Cost: $709,379,535)		774,456,141

Other Assets Less Liabilities — 1.5%		7,105,153

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.4)%		(63,528,144)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (51.2)%		(243,290,647)

Net Assets Applicable to Common Shares — 100.0%		$474,742,503

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 15, 2025 to February 15, 2047, is $7,241,087.

(h)	Affiliate of the Trust.

(i)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$3,234,262	$15,320,358	(a)	$—	$(680)	$—	$18,553,940	18,553,940	$810	$—

(a)	Represents net amount purchased (sold).

5

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Notes	163	09/21/21	$21,485	$(10,469)
U.S. Long Bond	73	09/21/21	11,399	(35,466)

				$(45,935)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level  2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level  3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$638,791,660	$—	$638,791,660
Municipal Bonds Transferred to Tender Option Bond Trusts	—	117,110,541	—	117,110,541
Short-Term Securities
Money Market Funds	18,553,940	—	—	18,553,940

	$18,553,940	$755,902,201	$—	$774,456,141

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(45,935)	$—	$—	$(45,935)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(63,515,376)	$—	$(63,515,376)
VRDP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)

	$—	$(307,115,376)	$—	$(307,115,376)

S C H E D U L E OF I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GOL	General Obligation Ltd.

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

7